Subsequent Events	9 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2015
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events

Secured Lines of Credit

The Company and its subsidiaries Wetpaint.com, Inc., and Choose Digital, Inc. (the "Subsidiaries") entered into a secured, revolving Line of Credit on March 29, 2016 with SIC VI, pursuant to which the Company can borrow up to $500.  The Company drew $88 on this line on March 29, 2016. Thereafter, the Company drew an additional $412 on this line since April 1, 2016 and through the date of this filing (see Note 9, Loans Payable).

On April 29, 2016, SIC VI entered into an additional secured revolving loan agreement with the Company and the Subsidiaries, pursuant to which the Company can borrow up to $500. Loans under this loan agreement bear interest at the rate of 12% per annum and mature on December 31, 2016, barring any events of default or a change of control of the Company. As of April 1, 2016 and through the date of this filing $500 had been advanced thereunder.

On May 16, 2016, the Company entered into a Secured Line of Credit with Sillerman Investment Company VI, LLC, pursuant to which the Company can borrow up to $500. A total of $355 has been advanced under the Secured Line of Credit.

Because the above transactions were subject to certain rules regarding “affiliate” transactions, the independent members of the Company's Board of Directors approved each of these transactions.

Rant Term Sheet

On April 29, 2016, the Company entered into a Binding Term Sheet (the “Binding Term Sheet”) with Rant, Inc. (“Rant”). In connection with the Binding Term Sheet, the Company agreed to purchase the assets of the Rant business (the “Transaction”).
As consideration for the assets, Rant will receive the following consideration:

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$5,000 Purchase Money note earning 10% interest and due in 1 year of the closing of the Transaction, convertible at holder’s option into shares of common stock at a price of $0.31 cents a share or, if less,  at the lowest price Robert FX Sillerman may convert any debt or preferred shares into common shares.

•
Shares of Function(x) common stock equal to an amount between 20% and 24% of our total outstanding common stock (the “Share Consideration”). The Share Consideration shall be determined by the mutual agreement of the parties.

Additionally, the Binding Term Sheet provides for the following:

•	$500 of Rant payables will be satisfied at the closing by FNCX using cash.

•
If the Company does not proceed to execution of definitive documents for any reason except (i) a breach by Rant of its obligations under the Binding Term Sheet or (ii) if information regarding Rant’s 2015 revenues, cost of goods sold exclusive of non-cash items) and traffic statistics previously provided to us by Rant is materially incorrect, the Company must pay Rant a $1,000 break-up fee.

The Transaction shall be subject to the preparation of definitive documents. Because the documents are subject to a number of conditions that must be satisfied by each of the parties, there is no assurance that the proposed terms may not be changed or that any transaction may be consummated.
Rant, Inc. is an digital publishing company that was founded in 2010. Rant and its expanding internet property lineup has established itself as a leading innovator in online media consumption. Known for the well-established brand RantSports, Rant, Inc. has since expanded its reach towards the areas of lifestyle, fitness, exercise, entertainment, technology, and celebrities.

Legal Proceedings
On December 22, 2015, Global Interactive Media, Inc. ("Global") served the Company with a lawsuit alleging infringement of certain of Global's patents. The Company entered into a settlement agreement on May 2, 2016, and the matter is now closed.

On March 2, 2016, the Company was served with a Notice of Petition of Non-Payment (the “Notice”) by 902 Associates, its landlord at 902 Broadway, New York. The Notice refers to unpaid rent in the amount of $226 and calls for eviction of the Company from the premises at 902 Broadway. The Company settled with 902 Associates on April 19, 2016 and has agreed to pay 902 Associates $50 a month for the arrears and make all rent payments as they come due.

Pandera Systems, LLC, which formerly provided analytics development services to the Company, filed suit on March 11, 2016 against the Company to demand collection of amounts due for such services. The Company settled this matter on April 12, 2016.

North America Photon Infotech Ltd. (“Photon”), a company based in Mauritius that had provided development services to the Company, filed suit in California on March 28, 2016 to collect approximately $218 owed by the company to Photon. The Company settled this matter on May 12, 2016.

Pandora Media, Inc., (“Pandora”) a prior marketing provider for the Company, filed suit in California on March 29, 2016 to collect approximately $125 owed by the Company to Pandora. The Company is in settlement discussions with Pandora.

On April 25, 2016, Carpathia Hosting, LLC, which formerly provided hosting services to the Company, filed suit in the Eastern District of Virginia to demand collection of $658 due. The Company is in settlement discussions with Carpathia.

Coda Search LLC, a former vendor of the Company, served the Company with a lawsuit on May 9, 2016 to collect $27 owed to it. The Company settled the litigation with Coda Search on May 13, 2016.

NASDAQ Delisting
On November 20, 2015, the Company received written notice from the Listing Qualifications Department (the “Staff”) of NASDAQ indicating that the Company did not maintain a minimum closing bid price of $1.00 per share, as required by NASDAQ Listing Rule 5550(a)(2) (the "Rule"), for the preceding 30 business days. In accordance with NASDAQ Listing Rule 5810(c)(3)(A), the Company was provided with a cure period of 180 calendar days, or until May 18, 2016, to regain compliance with the Rule. The Company did not timely regain compliance and, on May 19, 2016, received written notice from the Staff indicating that the Company’s non-compliance with the Rule could serve as an additional basis for delisting of the Company’s securities from NASDAQ.

As previously disclosed, the Company attended a hearing before the NASDAQ Listing Qualifications Panel (the “Panel”), subsequent to which the Panel granted the Company an extension through August 22, 2016 to evidence compliance with the $2.5 million stockholders’ equity requirement and all other applicable requirements for continued listing on The NASDAQ Capital Market. In connection therewith, the Company intends to implement a reverse split of its common stock to remedy the bid price deficiency and has already provided the Panel with its plan to evidence compliance with the Rule.

Preferred Stock Conversion
Sillerman Investment Company III, LLC (“SIC III”), an affiliate of Robert F.X. Sillerman, the Company's Executive Chairman and Chief Executive Officer of the Company, owned 10,000 shares of Series C Preferred Stock. On May 9, 2016 (the “Exchange Date”), the Company and SIC III entered into a Subscription Agreement pursuant to which SIC III subscribed for 22,580,645 shares of the Company’s common stock at a price of $0.31 per share. Accordingly, the aggregate purchase price for such shares was $7,000. The Company and SIC III agreed that SIC III would pay the purchase price for such shares by exchanging 7,000 shares of the Company’s Series C Preferred Stock owned by SIC III for the common shares (the “Exchange”). All conditions of the Subscription Agreement have been satisfied, and therefore 22,580,645 shares of the Company’s common stock were issued to SIC III. Mr. Sillerman and his affiliates now own more than 50% of the outstanding shares of the Company’s common stock.

Amendment to Forbearance Agreement
In connection with the Company's acquisition of Choose Digital, the Company was required to make a contingent payment, which was due within five business days after June 24, 2015, of $4,792. On July 31, 2015, the Company entered into a Forbearance Agreement with AmossyKlein Family Holdings, LLLP, as representative of the former shareholders of Choose Digital Inc. The Forbearance Agreement provided that the Company will make monthly installment payments to the Stockholders, beginning on July 31, 2015 and ending on January 29, 2016. Specifically, the Company agreed to pay $668 on July 31, 2015; $532 on August 31, 2015; $528 on September 30, 2015; $524 on October 31, 2015; $521 on November 30, 2015; $517 on December 31, 2015; and $1,754 on January 29, 2016. The Company agreed to deliver an affidavit of confession of judgment to be held in escrow by AmossyKlein’s counsel in the event the Company did not make such installment payments. The Company made the installment payments through December 2015, but failed to make the payment due on January 29, 2016.

On May 12, 2016. the Company and AmossyKlein entered into an amendment to the Forbearance Agreement to provide for the payment of the remaining $1,754. The Forbearance Agreement now provides that the Company will make a payment of approximately $300 by May 18, 2016, and thereafter, the Company will make monthly payments of $100, plus interest at a rate of 9% per annum, until the remaining amount is paid in full. In addition, the Company agreed to pledge 100,000 shares of common stock it holds in Perk.com, Inc. as collateral for these obligations. Finally, the Company agreed if it consummates a sale of a substantial part of its assets or a public equity offering, the Company will first apply the proceeds to remaining amounts due to AmossyKlein, except for payments to advisors or expenses necessary to close such transactions. The Company also delivered an amended confession of judgment that it had previously delivered to AmossyKlein, which will be held in escrow by AmossyKlein's counsel in the event the Company does not make installment payments as set forth in the amended Forbearance Agreement.
Additional Investment in DraftDay Gaming Group, Inc.
On May 12, 2016, the Company entered into a subscription agreement with DDGG pursuant to which the Company agreed to purchase up to 550 shares of Series A Preferred Stock of DDGG for $1 per share. DDGG also entered into a subscription agreement with Sportech pursuant to which Sportech agreed to purchase up to 450 shares of Series A Preferred Stock of DDGG for $1 per share. In accordance with this agreement, the Company transferred an additional $80 to the DDGG subsidiary since April 1, 2016 and through the date of the filing of these financial statements.
Conversion of MGT Series D Preferred Shares to Common Stock
On April 13, 2016, MGT Sports, Inc. ("MGT") converted all 110 shares of the Company's Series D Preferred Stock into shares of common stock of the Company. Accordingly, the Company issued 366,630 shares of common stock to MGT. Thereafter, there are no shares of the Company's Series D Preferred Stock outstanding.
Conversion of the MGT Note to Common Stock

On June 14, 2016, the Company entered into a second exchange agreement with MGT (the “Second MGT Exchange Agreement”) relating to the $940 remaining due under the MGT Note (see Note 6. Acquisitions). Under the Second MGT Exchange Agreement, the MGT Note shall be exchanged in full for (a) $10,581.03 in cash representing accrued interest and (b) 2,641,837 common shares of Company stock, subject to certain adjustments. Issuance of the shares is conditioned upon approval of the Company’s shareholders and approval of its Listing of Additional Shares application with Nasdaq.

Name Change

The Company changed its corporate name to “Function(x) Inc.” by filing a Certificate of Amendment to its Amended and Restated Certificate of Incorporation with the Secretary of State of the State of Delaware. The Company’s common stock began being quoted on the NASDAQ Stock Market under the symbol “FNCX” on June 13, 2016.

Subsequent Events

DraftDay.com

On September 8, 2015, the Company and its newly created subsidiary DDGG entered into an Asset Purchase Agreement with MGT Capital and MGT Sports, pursuant to which the Company acquired all of the assets of the DraftDay Business from MGT Capital and MGT Sports.  In exchange for the acquisition of the DraftDay Business, the Company paid MGT Sports the following: (a) 1,269,342 shares of the Company’s Common Stock, par value $0.001 per share (“Common Stock”), (b) a promissory note in the amount of $234, which will be due September 29, 2015, (c) a promissory note in the amount of $1,875 due March 8, 2016, and (d) 2,550,000 shares of common stock of DDGG.  In addition, in exchange for providing certain transitional services, DDGG will issue to MGT Sports a warrant to purchase 1,500,000 shares of DDGG common stock at an exercise price of $0.40 per share.

In addition, in exchange for the release of various liens and encumbrances, the Company also agreed to issue to third parties: (a) 84,633 shares of its Common Stock, (b) a promissory note in the amount of $15,625 due September 29, 2015 and (c) a promissory note in the amount of $125 due March 8, 2016, and DDGG issued: (i) 150,000 shares of its common stock and (ii) a warrant to purchase 350,000 shares of DDGG common stock at $0.40 per share.

Accordingly, the Company issued a total of 1,353,975 shares of Common Stock in connection with the acquisition of the DraftDay Business.

The Company contributed the assets of the DraftDay Business to DDGG, such that the Company now owns a total of 11,250,000 shares of DDGG common stock.

The Asset Purchase Agreement contains customary representations, warranties and covenants of MGT Capital and MGT Sports. In addition, on September 8, 2015, DDGG entered into an agreement with Sportech Racing, LLC (“Sportech”) pursuant to which Sportech agreed to provide certain management services to DDGG in exchange for 9,000,000 shares of DDGG common stock.
As a result of the transactions described above, the Company owns a total of 11,250,000 shares of DDGG common stock, Sportech Inc., an affiliate of Sportech, owns 9,000,000 shares of DDGG common stock, MGT Sports owns 2,550,000 shares of DDGG common stock and an additional third party owns 150,000 shares of DDGG common stock.  In addition, MGT Sports holds a warrant to purchase 1,500,000 shares of DDGG common stock at an exercise price of $0.40 and an additional third party holds a warrant to purchase 350,000 shares of DDGG common stock at $0.40 per share.   On September 8, 2015, the various stockholders of DDGG entered into a Stockholders Agreement (the “Stockholders Agreement”).  The Stockholders Agreement provides that all stockholders will vote their shares of DDGG common stock for a Board comprised of three members, two of which will be designated by the Company and one of which will be designated by Sportech.  Mr. Sillerman will serve as the Chairman of DDGG. The Stockholders Agreement also provides customary rights of first refusal for the various stockholders, as well as customary co-sale, drag along and preemptive rights.

As a result of the transactions described herein, the Company has issued promissory notes in the aggregate principal amount of $250 due September 29, 2015 and in the aggregate principal amount of $2,000 due September 8, 2015.  All such notes bear interest at a rate of 5% per annum.

Sales Agency Agreement
On January 22, 2015, the Company entered into a sales agency agreement (the “Sales Agreement”) with SFX-94 LLC (“SFX-94”), a subsidiary of SFX Entertainment, Inc., pursuant to which the Company appointed SFX-94 as its exclusive sales agent for the sale of advertising and sponsorships. Pursuant to the Sales Agreement, the Company consented to SFX-94’s hiring of 25 members of the Company’s sales team, and SFX-94 agreed that it would sell advertising and sponsorships on behalf of Wetpaint during the term of the Sales Agreement. The parties have agreed to terminate the Sales Agreement effective as of September 22, 2015, and the Company plans to hire eight members of the SFX-94 sales team as of that date.

Forbearance Agreement

In connection with the Company's acquisition of Choose Digital, the Company was required to make a contingent payment, which was due within five business days after June 24, 2015, of $4,792. Such amount was accrued in the accompanying Consolidated Balance Sheets as of June 30, 2015. On July 31, 2015, the Company entered into a Forbearance Agreement with AmossyKlein Family Holdings, LLLP ("AmossyKlein"), as representative of the former shareholders of Choose Digital Inc. (the “Stockholders”). The Forbearance Agreement provides that the Company will make monthly installment payments to the Stockholders, beginning on July 31, 2015 and ending on January 29, 2016. Specifically, the Company agreed to pay $668 on July 31, 2015; $532 on August 31, 2015; $528 on September 30, 2015;$524 on October 31, 2015; $521 on November 30, 2015; $517 on December 31, 2015; and $1,754 on January 29, 2016. The scheduled payments include $252 of interest. The Company agreed to deliver an affidavit of confession of judgment to be held in escrow by AmossyKlein’s counsel in the event the Company does not make such installment payments.

Line of Credit Draws
As discussed in Note 7, Loans Payable, on June 11, 2015, SIC IV agreed to provide a Line of Credit Grid Note to the Company of up to $10,000 (the “Grid Note”). On September 15, 2015, the Company borrowed an additional $1,000 under the Grid Note. On August 31, 2015, the Company borrowed an additional $2,000 under the Grid Note. On July 31, 2015, the Company borrowed an additional $1,000 under the Grid Note. The Company previously made one repayment of $1,425 under the Grid Note. As of the filing of this Form 10-K, the balance of the Grid Note is $5,575.

Amendments to Articles of Incorporation
On January 27, 2016, the Company changed its corporate name to “DraftDay Fantasy Sports, Inc.”  The Company amended Article First of its Amended and Restated Certificate of Incorporation, as amended, to change the Company’s name to DraftDay Fantasy Sports, Inc. by filing a Certificate of Amendment with the Secretary of State of the State of Delaware. The Company’s common stock began being quoted on the NASDAQ Stock Market under the symbol “DDAY” on January 28, 2016.

On June 10, 2016, the Company changed its corporate name to “Function(x) Inc.” by filing a Certificate of Amendment to its Amended and Restated Certificate of Incorporation with the Secretary of State of the State of Delaware. The Company’s common stock began being quoted on the NASDAQ Stock Market under the symbol “FNCX” on June 13, 2016.

Perk.com Transaction

On February 8, 2016, the Company completed the sale of assets related to the Company’s rewards business, including the Viggle App, in accordance with the Perk Agreement with Perk entered into on December 13, 2015. Management entered into this binding sales agreement following a strategic decision to divest the operations related to the Viggle App and place greater focus on its remaining businesses. The terms of the transactions are described below.

Asset Purchase Agreement

On December 13, 2015, we entered into an Asset Purchase Agreement with Perk. Perk’s shares are currently traded on the Toronto Stock Exchange. In connection with the Perk Agreement, we agreed to sell to Perk certain assets relating to the Viggle rewards business, including the Viggle App. We retained our interest in DraftDay Gaming Group, Inc., Wetpaint, Choose Digital, and the assets relating to its MyGuy game.

Purchase Price and Adjustments

As consideration for the assets sold, we received the following consideration:

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1,500,000 shares of Perk common shares free and clear of all liens, less the number of shares of Perk common shares applied to the repayment of principal and interest of the credit facility described below (the “Initial Perk Shares”);

•
2,000,000 shares of Perk common shares if Perk’s combined revenue, as calculated pursuant to the Asset Purchase Agreement, is at least USD $130,000 for the calendar year commencing on January 1, 2016 or January 1, 2017 (the “Earn-Out”);

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A warrant (“Warrant 1”) entitling us to purchase 1,000,000 shares of Perk common shares at a strike price of CDN $6.25 per share in the event the volume weighted average price (“VWAP”) of shares of Perk common shares is greater than or equal to CDN $12.50 per share for 20 consecutive trading days in the two year period following the closing of the Acquisition;

•
A warrant (“Warrant 2”, and together with Warrant 1, the “Warrants”) entitling us to purchase 1,000,000 shares of Perk common shares at a strike price of CDN $6.25 per share in the event that the VWAP of Perk common shares is greater than or equal to CDN $18.75 per share for 20 consecutive trading days in the two year period following the closing of the Acquisition; and

•	Perk also assumed certain liabilities of ours, including points liability.

At the time we entered into the Perk Agreement, Perk provided us with a $1,000 secured line of credit, which we fully drew down. We had the option of repaying amounts outstanding under that line of credit by reducing the number of Initial Perk Shares by 130,000. We exercised this option, so we received 1,370,000 shares of Perk common stock at closing, and the amounts outstanding under the Line of Credit were deemed paid in full.

Escrow

At the closing, 37.5% (562,600) of the Initial Perk Shares were issued and delivered to an escrow agent to be used exclusively for the purpose of securing our indemnification obligations under the Perk Agreement. The escrow agent will hold such shares for one year from the closing in accordance with the terms of an escrow agreement.